Income taxes (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax assets/ (liabilities)
Opening balance	€ (20)	€ (35)
Other movements	(6)	(1)
Current tax movement through equity	0	1
Additions from business combinations	17	10
Movements through goodwill	0	(1)
Income tax (refunded) or paid	53	33
Income tax (expense)/ benefit	(38)	(26)
Foreign exchange movements	2	(1)
Balance as at the end of the reporting period	€ 8	€ (20)